Condensed Statements of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUES, net
COST OF REVENUES
GROSS MARGIN
OPERATING EXPENSES:
General and administrative expenses	407,697	2,490,597	1,155,344	3,099,185	4,211,355	4,598,302
Research and development	553,692	95,141	1,092,453	95,141	779,275
Impairment of long-lived assets				15,000	16,958	32,136
Depreciation and amortization	1,990	2,005	3,979	2,765	6,744	5,301
Salaries
Professional fees
Total operating expenses	963,379	2,587,743	2,251,776	3,212,091	5,014,332	4,635,739
LOSS FROM OPERATIONS	(963,379)	(2,587,743)	(2,251,776)	(3,212,091)	(5,014,332)	(4,635,739)
OTHER EXPENSES
Interest expense	324,106	8,011	431,928	176,672	176,672	34,516
Loss on debt extinguishment					149,350
Total other expense	324,106	8,011	431,928	176,672	326,022	34,516
Net loss	(1,287,485)	(2,595,754)	(2,683,704)	(3,388,763)	(5,340,354)	(4,670,255)
Series C deemed dividend		(566,946)	(22,179)	(12,182,310)	(13,477,055)	(4,440)
Net loss to common shareholders	$ (1,287,485)	$ (3,162,700)	$ (2,705,883)	$ (15,571,073)	$ (18,817,409)	$ (4,674,695)
Loss per weighted average common share, basic and diluted	$ (0.90)	$ (2.39)	$ (1.89)	$ (13.77)	$ (15.02)	$ (5.72)
Number of weighted average common shares outstanding, basic and diluted	1,429,129	1,323,134	1,428,685	1,130,437	1,252,454	816,696